LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 or 70 years, as applicable, in the PRC.

	As of December 31,
	2011	2012
	RMB	RMB
Land use rights	382,657,019	386,909,459
Less: accumulated amortization	(14,614,093)	(21,160,244)
Land use rights, net	368,042,926	365,749,215